STABLE VALUE FUND - EBP, Fully Benefit-Responsive Investment Contract (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully benefit-responsive investment contracts, at contract value	$ 261,590,731	$ 274,324,223
Investments, at fair value	8,309,522,381	7,282,672,110
Total investments	8,571,113,112	7,556,996,333
RGA Capital Markets
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully benefit-responsive investment contracts, at contract value	44,225,307	46,315,326
Met Tower Life
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully benefit-responsive investment contracts, at contract value	44,176,371	46,379,294
Pacific Life Insurance Company
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully benefit-responsive investment contracts, at contract value	44,097,194	46,179,289
Voya
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully benefit-responsive investment contracts, at contract value	44,095,123	46,220,121
Prudential Insurance Company
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully benefit-responsive investment contracts, at contract value	43,810,801	45,999,239
Nationwide Life Insurance
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully benefit-responsive investment contracts, at contract value	41,185,935	43,230,954
Synthetic Guaranteed Investment Contract
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully benefit-responsive investment contracts, at contract value	261,590,731	274,324,223
Investments, at fair value	12,447,260	7,737,923
Total investments	$ 274,037,991	$ 282,062,146